Loans and Advances	12 Months Ended
Mar. 31, 2026
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Loans and Advances
10	LOANS AND ADVANCES
The following tables present loans and advances at March 31, 2026 and 2025.

	At March 31, 2026
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥128,322,741	¥2,450,344	¥ 1,583,138	¥132,356,223

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(603,143)
Less: Allowance for loan losses	(295,235)	(194,947)	(746,657)	(1,236,839)

Carrying amount				¥130,516,241

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥122,484,011	¥3,049,451	¥1,290,812	¥126,824,274

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(530,933)

Less: Allowance for loan losses	(295,352)	(251,680)	(555,490)	(1,102,522)

Carrying amount				¥125,190,819

For additional information on loans and advances and allowance for
loan losses at March 31, 2026 and 2025, refer to Note 47 “Financial Risk Management.”